Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2021
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

Note 6- Other receivables, prepayments and deposits

Other receivables, prepayments and deposits as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020

Utility deposits	$10	$16
Other receivables	47	107
Other prepayments	165	109
Other receivables, prepayments and deposits, net	$222	$232

For the years ended December 31, 2021 , 2020 and 2019, a provision of $5, $5 and $nil was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.